Cost of Income (Tables)	12 Months Ended
Mar. 31, 2023
Cost of Income [Abstract]
Schedule of Cost of Income
	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Commission to traders (note (a))	3,014,047	75,785	—
Transaction fee	50,663	—	—
Technical support fees (note (b))	606,688	—	—
Total	3,671,398	75,785	—
(a)	The commission to traders was paid to the traders for offering operations and marketing services in generating income from trading of digital assets.

(b)	The technical support fees were paid to the consultants for the digital assets trading consultation services provided.